Cash and cash equivalents (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash and banks	[1]	R$ 1,428,766	R$ 2,178,611
Cash equivalents:
Total		3,775,093	6,701,864	R$ 7,043,262	R$ 3,891,271
Domestic market
Cash equivalents:
Total		1,706,784	2,914,685
Foreign market
Cash equivalents:
Total	[1]	R$ 639,543	R$ 1,608,568

[1]	On December 31, 2017, it includes cash and banks of R$247,285 (R$172,430 on December 31, 2016) and cash equivalents of R$47,400 (R$29,169 on December 31, 2016) of the subsidiary Braskem Idesa, available for use exclusively in its project.